Capital management (Tables)	12 Months Ended
Jun. 30, 2026
Capital Management
Schedule of capital structure
	June 30, 2026	June 30, 2025
Long-term debt - non-current portion (note 16)	$51,778	$53,790
Shareholders’ Equity	$20,377	$19,760